LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM INVESTMENTS.
Schedule of investment in equity method investee

	As of December 31,
	2023	2024
	RMB	RMB
Investments in equity securities without readily determinable fair value	30,000	30,000
Investments in equity method investee	1,811	1,798
Total	31,811	31,798